Leases (Details) - Schedule of Operating ROU Assets and Lease Liabilities - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jul. 31, 2023
Operating ROU:
ROU assets – supermarket leases	$ 22,517,925	$ 15,895,258	$ 22,010,209
ROU assets – copier leases	27,265		26,328
Total operating ROU assets	22,545,190	15,895,258	22,036,537
Operating lease obligations:
Current operating lease liabilities	1,761,182	1,065,852	1,780,559
Non-current operating lease liabilities	22,711,760	16,552,469	$ 22,251,277
Total lease liabilities	$ 24,472,942	$ 17,618,321